LEASES	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
LEASES
LEASES
16.	LEASES

The Company has operating leases for office space and equipment. Lease terms generally range from 3 to 5 years, and certain leases include options to extend or terminate which are considered in determining the lease term when reasonably certain to be exercised.

The components of lease expense were as follows for the three months ended March 31, 2026 and 2025:

	Three Months Ended March 31,
	2026	2025
Operating lease costs	$40,561	$40,561
Total lease cost	$40,561	40,561

The Company does not have any finance leases, short-term leases, or variable lease payment arrangements.

The components of operating lease assets and liabilities as of March 31, 2026 and December 31, 2025 were as follows:

	March 31, 2026	December 31, 2025
Operating lease right of use assets	$274,410	$312,041
Current portion of operating lease liability	159,382	156,797
Operating lease liability, net of current portion	126,082	167,290
Total operating lease liabilities	$285,464	$324,087

The weighted-average remaining lease term is 1.75 years and the weighted-average discount rate: 3.94%.

Future minimum lease payments under non-cancelable operating leases as of March 31, 2026 are as follows:

Quarter Ending March 31,	Operating Leases
2026	$124,658
2027	170,322
Total lease payments	294,980
Less: imputed interest	(9,516)
Total present value of lease liabilities	$285,464
17.

14.LEASES

The Company has operating leases for office space and equipment. Lease terms generally range from 3 to 5 years, and certain leases include options to extend or terminate which are considered in determining the lease term when reasonably certain to be exercised.

The components of lease expense were as follows for the years ended December 31, 2025 and 2024:

	2025	2024
Operating lease costs	$162,243	$162,243
Total lease cost	$162,243	$162,243

The Company does not have any finance leases, short-term leases, or variable lease payment arrangements.

The components of operating lease assets and liabilities as of December 31, 2025 and 2024 were as follows:

	2025	2024
Operating lease right of use assets	$312,041	$458,894
Current portion of operating lease liability	156,797	146,515
Operating lease liability, net of current portion	167,290	324,107
Total operating lease liabilities	$324,087	$470,622

The weighted-average remaining lease term is 2 years and the weighted-average discount rate is 3.94%.

Future minimum lease payments under non-cancelable operating leases as of December 31, 2025 are as follows:

Years Ending December 31,	Operating Leases
2026	$166,210
2027	170,322
Total lease payments	336,532
Less: imputed interest	(12,446)
Total present value of lease liabilities	324,087